Events Subsequent to Date of Independent Auditors' Report (Unaudited)	12 Months Ended
Dec. 31, 2010
Events Subsequent To Date Of Independent Auditors Report Disclosure [Abstract]
EVENTS SUBSEQUENT TO DATE OF INDEPENDENT AUDITORS REPORT (Unaudited)

18.	EVENTS SUBSEQUENT TO DATE OF INDEPENDENT AUDITORS’ REPORT (Unaudited)

On April 26, 2011, the Company successfully completed the private placement of $500.0 million in aggregate principal amount of 8.5% Senior Notes due 2021 (the “8.5% Notes”). The Company also entered into a new senior secured term loan with a final maturity in 2017 and optional interest rates at the election of the Company, including LIBOR, as defined, plus 4.0% with a LIBOR floor of 1.25% (the “Term Loan Facility”). The Company borrowed $350.0 million aggregate principal under the Term Loan Facility at a 5.25% interest rate on April 26, 2011, which resulted in net debt to the Company of approximately $348.2 million, after deducting an original issue discount of approximately $1.8 million. The Company received approximately $827.3 million of net proceeds in connection with the issuance of the 8.5% Notes and Term Loan Facility, after deducting approximately $20.9 million of underwriting commissions and legal, accounting and other expenses incurred. As discussed further below, the Company used approximately $825.0 million of these net proceeds to repurchase or redeem all of the Company’s 11% Senior Secured Notes, which included approximately $753.3 million of aggregate outstanding principal balance, approximately $37.8 million of tender and redemption premiums and approximately $33.9 million of accrued but unpaid interest as of the redemption dates. Net cash from these debt transactions of approximately $2.3 million was retained by the Company for general corporate purposes.

The following is a summary of sources and uses in the second quarter of 2011 related to these debt transactions:

(Amounts in millions)
Sources:
Proceeds from issuance of the 8.5% Notes	$500.0
Proceeds from Term Loan Facility after deducting original issue discount of approximately $1.8 million	348.2

Total sources	848.2

Uses:
Repurchase or redemption of 11% Notes	(753.3)
Tender and redemption premiums for 11% Notes	(37.8)
Accrued and unpaid interest through the date of tender or redemption	(33.9)

Subtotal — 11% Notes repurchase or redemption	(825.0)
Underwriting commissions and legal, accounting and other expenses	(20.9)

Total uses	(845.9)

Net cash to Nortek	$2.3

During the second quarter of 2011, the Company used approximately $731.1 million of the net proceeds to repurchase approximately 88.5% or approximately $666.6 million aggregate principal amount of the 11% Notes through a tender offer in accordance with the terms of the Company’s purchase and consent solicitation statement dated April 12, 2011 (the “Tender Offer”), which was completed on April 26, 2011. The Tender Offer entitled the holders of the 11% Notes to receive $1,052.50 per $1,000 in principal amount, plus accrued and unpaid interest, and resulted in a supplemental indenture to the 11% Notes, which substantially eliminated all affirmative and restrictive covenants and certain events of default under the indenture and provided for a shorter notice period in connection with a voluntary redemption. The Company used approximately $93.9 million to discharge its remaining obligations under the 11% Note indenture (approximately $86.7 million aggregated principal amount) through a deposit in trust funds sufficient to pay and discharge all remaining indebtedness, including accrued and unpaid interest, on the 11% Notes in conjunction with the notices of redemption sent to the remaining holders of the 11% Notes. Under the terms of the supplemental indenture to the 11% Notes, the Company was permitted to redeem $75.0 million aggregate principal amount at 103%, plus accrued and unpaid interest, and the remaining $11.7 million aggregate principal amount at 105%, plus accrued and unpaid interest.

As certain holders of the new 8.5% Notes and Term Loan Facility had previously held the 11% Notes up to the time of their repurchase or redemption, in accordance with Accounting Standards Codification 470-50, “Debt Modifications and Extinguishments” (“ASC 470-50”), the Company determined that, of the total approximately $60.5 million of original issue discounts, underwriting commissions, legal, accounting and other expenses and tender and redemption premiums, approximately $33.8 million should be recorded as a loss on debt retirement and that approximately $11.2 million and $15.5 million should be recorded as deferred debt expense and debt discount, respectively, and amortized over the lives of the respective debt instruments. The approximately $11.2 million of deferred debt expense was allocated approximately $6.3 million to the 8.5% Notes and approximately $4.9 million to the Term Loan Facility. The approximately $15.5 million of debt discount was allocated approximately $7.2 million to the 8.5% Notes and approximately $8.3 million to the Term Loan Facility.

In February 2011, management approved an initial plan to reduce costs and improve production efficiencies at the Company’s subsidiary, Best, and during the third quarter of 2011, our Board of Directors approved additional plans that are expected to further improve the overall operational efficiencies of Best. During the third quarter and first nine months of 2011, the Company recorded expenses within SG&A of the RVP segment of approximately $0.1 million and $0.6 million, respectively, related to severance and other costs. The Company also recorded additional severance costs of approximately $0.4 million and $1.7 million within cost of products sold (“COGS”) during the third quarter and first nine months of 2011, respectively. In the fourth quarter of 2011, the Company transferred certain operations from Italy to Poland in accordance with the plan and is involved in ongoing union negotiations with respect to the employees to be terminated. The Company anticipates recording additional expenses of between approximately $10 million and $13 million related to this restructuring plan consisting of severance and other expenses in the fourth quarter of 2011 and through 2012.

In the fourth quarter of 2009, two of the Company’s subsidiaries in the TECH segment began shipping security products to a new customer under an agreement to manufacture and sell these security products. Under this agreement, the Company recognized net sales of approximately $35.7 million and $62.5 million during the third quarter and first nine months of 2011, respectively. The Company recognized net sales of approximately $34.2 million and $45.8 million relating to this customer during the third quarter and first nine months of 2010, respectively. The agreement includes payment terms which are extended beyond the subsidiaries’ normal payment terms. The Company has determined that cash basis accounting treatment is appropriate for revenue recognition under this agreement. Accordingly, the Company has deferred revenue recognition on approximately $36.5 million and $9.2 million of net sales at October 1, 2011 and December 31, 2010, respectively, and recorded the cost basis of related inventory shipped of approximately $23.0 million and $6.5 million at October 1, 2011 and December 31, 2010, respectively, in other current assets in the accompanying unaudited condensed consolidated balance sheet. In addition, included in inventory is approximately $6.7 million and $6.1 million at October 1, 2011 and December 31, 2010, respectively, of inventory related to this customer. As only limited cash collection history was available in periods prior to December 31, 2009, the Company recorded loss contingency reserves of approximately $2.0 million as a reduction to other current assets during the first nine months of 2010.

The customer has made approximately $27.3 million of payments through December 5, 2011 in the fourth quarter of 2011, including approximately $13.3 million of delinquent payments that were scheduled to be received in the third quarter of 2011. In the fourth quarter, the customer notified the Company of a product recall issue related to certain products that the Company provided to the customer who in turn sold such products to third parties. The Company is in the process of negotiating a resolution of this and other contractual terms in the customer agreement. These negotiations have not been completed and, accordingly, the Company has recorded a warranty reserve of approximately $6.0 million, representing the Company’s best estimate of the amount that may be ultimately due for the product recall as of October 1, 2011. The Company made an approximate $2.9 million progress payment to the customer for the product recall in the fourth quarter of 2011.

Although the customer has continued to make payments, the customer failed to make scheduled payments totaling approximately $6.0 million through December 5, 2011, with an additional $3.1 million of payments scheduled for the remainder of the fourth quarter of 2011. The customer has indicated that failure to make scheduled payments was due to a delay in the receipt of payments owed to them from their major customer. The Company’s customer has been formally notified of the delinquent payments, and it is the Company’s belief that there is no dispute by the customer over the amounts due based on the Company’s correspondence and discussions with the customer. The customer has since made a payment in the fourth quarter of 2011 of approximately $7.1 million and has withheld approximately $1.3 million of payments pending resolution of amounts owed by the Company for the product recall issue noted above. The Company has collected all remaining amounts recorded in the consolidated balance sheet as of October 1, 2011.

There can be no assurances that the Company will be able to complete its negotiations with this customer or that the customer will bring its account current and resume making payments according to terms if the negotiations are not completed. As such, it is possible that the Company may be required to record additional reserves and may have reduced sales and cost of sales from what would have otherwise been recorded in the fourth quarter of 2011 related to this customer relationship. The Company will continue to closely monitor the situation with this customer.

As the Company records revenue on the cash basis of accounting for this customer, the failure of the Company to receive scheduled payments resulted in a corresponding reduction to revenue and cost of goods sold in the Company’s third quarter 2011 operating results. If the customer brings its account current and makes all other scheduled payments in the fourth quarter of 2011, then sales and cost of sales will be higher than what would otherwise have been recorded in the fourth quarter of 2011.